Financial Instruments and Fair Value Disclosures	12 Months Ended
Dec. 31, 2015
Financial Instruments and Fair Value Disclosures [Abstract]
Financial Instruments and Fair Value Disclosures
10.      Financial Instruments and Fair Value Disclosures

The principal financial assets of the Company consist of restricted cash and trade receivables. The principal financial liabilities of the Company consist of long-term bank loans, senior unsecured notes due 2021, interest rate swaps, trade accounts payable, amounts due to related parties and accrued liabilities.

(a) Interest rate risk: The Company's long-term bank loans are based on LIBOR and hence the Company is exposed to movements in LIBOR. The Company entered into interest rate swap agreements, discussed in Note 9, in order to hedge its variable interest rate exposure.

(b) Concentration of credit risk: Financial instruments, which potentially subject the Company to significant concentrations of credit risk, consist principally of trade receivables and cash and cash equivalents. The Company limits its credit risk with trade receivables by performing ongoing credit evaluations of its customers' financial condition and generally does not require collateral for its trade receivables. In addition, the Company also limits its exposure by diversifying among customers. The Company places its cash and cash equivalents with high credit quality financial institutions. The Company performs periodic evaluations of the relative credit standing of those financial institutions. The Company is exposed to credit risk in the event of non-performance by counterparties to derivative instruments. However, the Company limits its exposure by diversifying among counterparties considering their credit ratings.

(c) Fair value: The carrying values of restricted cash, trade receivables, trade accounts payable, amounts due to related parties and accrued liabilities are reasonable estimates of their fair value due to the short-term nature of these financial instruments. The fair value of long-term bank loans approximate their carrying value, predominantly due to the variable interest rate nature thereof. Derivative financial instruments are stated at fair values.

The Company's Notes trade on NASDAQ Global Market under the symbol “PRGNL” and therefore are considered Level 1 items in accordance with the fair value hierarchy. As of December 31, 2015, the fair value of the Company's Notes based on their quoted close price of $4.35 per Note was $4,350,000 in the aggregate.

When the interest rate swap contracts do not qualify for hedge accounting, the Company recognizes their fair value changes in current period statement of comprehensive income / (loss).

Information on the location and amounts of derivative fair values in the consolidated balance sheets and derivative gains / (losses) in the consolidated statements of comprehensive income / (loss) and shareholders' equity are shown below:

Derivative Instruments - Balance Sheet Location

		December 31, 2014	December 31, 2015
	Balance Sheet Location	Fair Value	Fair Value
Derivatives not designated as hedging instruments
Interest rate swaps	Non-Current Assets - Interest rate swaps	$(66,475)	$-
Interest rate swaps	Current liabilities - Interest rate swaps	589,896	18,700
Interest rate swaps	Long-Term Liabilities - Interest rate swaps	17,369	-
Total derivatives		$540,790	$18,700

Effect of Derivative Instruments designated as hedging instruments

Loss Recognized in Accumulated Other Comprehensive Loss - Effective Portion

	Year Ended December 31,
	2014	2015
Interest rate swaps	$131,238	$-
Total	$131,238	$-

Location of Loss Transferred from Accumulated Other Comprehensive Loss in Statements of Comprehensive Loss - Effective Portion

		Year Ended December 31,
		2014	2015
Interest rate swaps - Realized Loss	Interest and finance costs	$(98,656)	$-
Total		$(98,656)	$-

There was no ineffective portion of the gain / (loss) on the hedging instruments for the years ended December 31, 2014 and 2015. No hedge accounting was applicable for the year ended December 31, 2015.

Effect of Derivative Instruments not designated as hedging instruments

		Year Ended December 31,
	Location of Gain / (Loss) Recognized	2014	2015
Interest rate swaps - Fair value	Loss on derivatives, net	$504,602	$522,090
Interest rate swaps - Realized Loss	Loss on derivatives, net	(892,342	) (735,097)
Net loss on derivatives		$(387,740)	$(213,007)

Financial Instruments and Assets that are measured at fair value on a recurring basis

Interest rate swaps

The fair value of the Company's interest rate swap agreements (refer to Note 9) is determined using a discounted cash flow approach based on market-based LIBOR swap yield rates. LIBOR swap rates are observable at commonly quoted intervals for the full terms of the swaps and therefore are considered Level 2 items in accordance with the fair value hierarchy.

The following table summarizes the valuation of the Company's interest rate swaps as of December 31, 2014 and 2015:

Financial Instruments	Significant Other Observable Inputs (Level 2)
	December 31, 2014	December 31, 2015
Interest rate swaps - asset	$(66,475)	$-
Interest rate swaps - liability	607,265	18,700
Total	$540,790	$18,700

Marketable securities - shares of Korea Line Corporation (“KLC”):

As of December 31, 2014, the Company held 44,550 KLC shares. The fair value of the KLC shares was based on quoted prices of KLC share of stock (Korea SE: KS) and was considered to be determined through Level 1 inputs of the fair value hierarchy.

During the second quarter of 2015, the Company sold the total of 44,550 KLC shares at an average sale price of $21.68 per share. The total cash received from the sale of these shares amounted to $958,215, net of commissions. A loss from marketable securities, net, of $134,529 was recorded and is included in the 2015 accompanying consolidated statement of comprehensive loss.

Financial Instruments and Assets that are measured at fair value on a non-recurring basis

Advances for vessels under construction:

During the year ended December 31, 2015, in accordance with the accounting guidance relating to long-lived assets held and used, the Company recognized an impairment loss on the advances for vessels under construction relating to the five newbuilding vessels with Hull numbers DY4050, DY4052, YZJ1144, YZJ1145 and YZJ1142 as discussed in Note 5.

Details for the impairment charge on the advances for vessels under construction are noted in the table below:

	Significant Other Observable Inputs (Level 2)	Loss
Advances for vessels under construction	$10,845,000	$43,878,294

The fair value is based on the Company's best estimate of the value of the vessels on a time charter free basis, and is supported by the reported resale prices of an independent shipbroker as of December 31, 2015, which are mainly based on recent sales and purchase transactions of similar vessels.

Vessels, net:

As of December 31, 2015, the Company reviewed the carrying amount in connection with the estimated recoverable amount for the remaining six vessels. Due to the sale of vessels in 2016, the review indicated that such carrying amount was not recoverable and was written down to $73,928,185 and an impairment charge of $52,467,630 was recorded and is included in Impairment loss in the 2015 accompanying consolidated statement of comprehensive loss. The fair value of the vessels was based on the memoranda of agreement, discussed in Note 6, and was considered to be determined through Level 2 inputs of the fair value hierarchy.

Vessels, held for sale:

As of December 31, 2015, the Company reviewed the carrying amount in connection with the estimated recoverable amount for the vessels classified as held for sale. Due to the sale of vessels in 2016, the review indicated that such carrying amount was not recoverable and was written down to $13,740,200 and a loss of $69,125,569 was recorded and is included in Loss related to vessels held for sale in the 2015 accompanying consolidated statement of comprehensive loss. The fair value of the vessels was based on the memoranda of agreement, discussed in Note 6, and was considered to be determined through Level 2 inputs of the fair value hierarchy.

As of December 31, 2014 and 2015, the Company did not have any assets or liabilities measured at fair value on a recurring or non-recurring basis, other than the ones discussed above.